Loans, net - Summary of Expected Credit Losses by Economic Sector for Direct Loans (Detail) - Direct Loans [Member] - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 50,415,364	S/ 48,249,158
Expected credit loss	S/ 1,730,167	S/ 2,349,425
Percentage expected credit loss	3.40%	4.90%
Consumer Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 15,036,411	S/ 16,325,460
Expected credit loss	S/ 1,372,856	S/ 1,862,384
Percentage expected credit loss	9.10%	11.40%
Mortgage Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 10,571,300	S/ 9,834,398
Expected credit loss	S/ 93,800	S/ 87,198
Percentage expected credit loss	0.90%	0.90%
Commerce [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 410,367	S/ 475,421
Expected credit loss	S/ 2,438	S/ 3,221
Percentage expected credit loss	0.60%	0.70%
Manufacturing [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 4,139,016	S/ 3,762,119
Expected credit loss	S/ 14,836	S/ 26,303
Percentage expected credit loss	0.40%	0.70%
Professional Scientific and Technical Activities [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 714,870	S/ 653,464
Expected credit loss	S/ 4,598	S/ 6,536
Percentage expected credit loss	0.60%	1.00%
Communications Storage And Transportation [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 1,946,274	S/ 591,520
Expected credit loss	S/ 9,859	S/ 14,510
Percentage expected credit loss	0.50%	2.50%
Agriculture [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 2,393,311	S/ 2,172,814
Expected credit loss	S/ 6,264	S/ 8,216
Percentage expected credit loss	0.30%	0.40%
Electricity Gas Water And Oil [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 157,841	S/ 179,409
Expected credit loss	S/ 29,041	S/ 29,934
Percentage expected credit loss	18.40%	16.70%
Leaseholds and Real Estate Activities [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 448,839	S/ 346,397
Expected credit loss	S/ 5,617	S/ 9,993
Percentage expected credit loss	1.30%	2.90%
Construction And Infrastructure [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 772,165	S/ 699,443
Expected credit loss	S/ 13,884	S/ 13,448
Percentage expected credit loss	1.80%	1.90%
Others [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 13,824,970	S/ 13,208,713
Expected credit loss	S/ 176,974	S/ 287,682
Percentage expected credit loss	1.30%	2.20%
Stage 1 [member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 44,558,064	S/ 41,248,010
Expected credit loss	S/ 439,324	S/ 545,242
Percentage expected credit loss	1.00%	1.30%
Stage 1 [member] | Consumer Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 12,899,027	S/ 13,355,812
Expected credit loss	S/ 403,740	S/ 466,606
Percentage expected credit loss	3.10%	3.50%
Stage 1 [member] | Mortgage Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 9,577,118	S/ 8,981,439
Expected credit loss	S/ 5,523	S/ 6,794
Percentage expected credit loss	0.10%	0.10%
Stage 1 [member] | Commerce [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 392,929	S/ 454,962
Expected credit loss	S/ 242	S/ 736
Percentage expected credit loss	0.10%	0.20%
Stage 1 [member] | Manufacturing [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 3,888,532	S/ 3,279,555
Expected credit loss	S/ 3,383	S/ 6,700
Percentage expected credit loss	0.10%	0.20%
Stage 1 [member] | Professional Scientific and Technical Activities [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 583,931	S/ 639,699
Expected credit loss	S/ 636	S/ 1,770
Percentage expected credit loss	0.10%	0.30%
Stage 1 [member] | Communications Storage And Transportation [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 1,819,460	S/ 441,627
Expected credit loss	S/ 1,253	S/ 2,109
Percentage expected credit loss	0.10%	0.50%
Stage 1 [member] | Agriculture [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 2,239,264	S/ 1,927,954
Expected credit loss	S/ 1,260	S/ 3,638
Percentage expected credit loss	0.10%	0.20%
Stage 1 [member] | Electricity Gas Water And Oil [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 101,903	S/ 113,039
Expected credit loss	S/ 364	S/ 1,463
Percentage expected credit loss	0.40%	1.30%
Stage 1 [member] | Leaseholds and Real Estate Activities [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 398,882	S/ 277,573
Expected credit loss	S/ 1,137	S/ 2,156
Percentage expected credit loss	0.30%	0.80%
Stage 1 [member] | Construction And Infrastructure [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 632,424	S/ 593,416
Expected credit loss	S/ 1,763	S/ 2,564
Percentage expected credit loss	0.30%	0.40%
Stage 1 [member] | Others [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 12,024,594	S/ 11,182,934
Expected credit loss	S/ 20,023	S/ 50,706
Percentage expected credit loss	0.20%	0.50%
Stage 2 [member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 4,609,607	S/ 5,490,460
Expected credit loss	S/ 566,636	S/ 833,912
Percentage expected credit loss	12.30%	15.20%
Stage 2 [member] | Consumer Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 1,622,693	S/ 2,236,552
Expected credit loss	S/ 474,416	S/ 713,361
Percentage expected credit loss	29.20%	31.90%
Stage 2 [member] | Mortgage Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 669,087	S/ 579,554
Expected credit loss	S/ 43,956	S/ 25,753
Percentage expected credit loss	6.60%	4.40%
Stage 2 [member] | Commerce [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 12,365	S/ 18,592
Expected credit loss	S/ 389	S/ 1,109
Percentage expected credit loss	3.10%	6.00%
Stage 2 [member] | Manufacturing [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 228,696	S/ 458,429
Expected credit loss	S/ 2,963	S/ 9,780
Percentage expected credit loss	1.30%	2.10%
Stage 2 [member] | Professional Scientific and Technical Activities [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 122,359	S/ 4,343
Expected credit loss	S/ 715	S/ 1,265
Percentage expected credit loss	0.60%	29.10%
Stage 2 [member] | Communications Storage And Transportation [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 105,875	S/ 109,686
Expected credit loss	S/ 2,278	S/ 3,570
Percentage expected credit loss	2.20%	3.30%
Stage 2 [member] | Agriculture [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 141,792	S/ 233,793
Expected credit loss	S/ 2,480	S/ 2,920
Percentage expected credit loss	1.70%	1.20%
Stage 2 [member] | Electricity Gas Water And Oil [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 20,289	S/ 27,827
Expected credit loss	S/ 396	S/ 860
Percentage expected credit loss	2.00%	3.10%
Stage 2 [member] | Leaseholds and Real Estate Activities [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 46,199	S/ 62,852
Expected credit loss	S/ 1,523	S/ 3,433
Percentage expected credit loss	3.30%	5.50%
Stage 2 [member] | Construction And Infrastructure [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 118,719	S/ 84,193
Expected credit loss	S/ 1,675	S/ 2,422
Percentage expected credit loss	1.40%	2.90%
Stage 2 [member] | Others [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 1,521,533	S/ 1,674,639
Expected credit loss	S/ 35,845	S/ 69,439
Percentage expected credit loss	2.40%	4.10%
Stage 3 [member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 1,247,693	S/ 1,510,688
Expected credit loss	S/ 724,207	S/ 970,271
Percentage expected credit loss	58.00%	64.20%
Stage 3 [member] | Consumer Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 514,691	S/ 733,096
Expected credit loss	S/ 494,700	S/ 682,417
Percentage expected credit loss	96.10%	93.10%
Stage 3 [member] | Mortgage Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 325,095	S/ 273,405
Expected credit loss	S/ 44,321	S/ 54,651
Percentage expected credit loss	13.60%	20.00%
Stage 3 [member] | Commerce [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 5,073	S/ 1,867
Expected credit loss	S/ 1,807	S/ 1,376
Percentage expected credit loss	35.60%	73.70%
Stage 3 [member] | Manufacturing [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 21,788	S/ 24,135
Expected credit loss	S/ 8,490	S/ 9,823
Percentage expected credit loss	39.00%	40.70%
Stage 3 [member] | Professional Scientific and Technical Activities [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 8,580	S/ 9,422
Expected credit loss	S/ 3,247	S/ 3,501
Percentage expected credit loss	37.80%	37.20%
Stage 3 [member] | Communications Storage And Transportation [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 20,939	S/ 40,207
Expected credit loss	S/ 6,328	S/ 8,831
Percentage expected credit loss	30.20%	22.00%
Stage 3 [member] | Agriculture [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 12,255	S/ 11,067
Expected credit loss	S/ 2,524	S/ 1,658
Percentage expected credit loss	20.60%	15.00%
Stage 3 [member] | Electricity Gas Water And Oil [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 35,649	S/ 38,543
Expected credit loss	S/ 28,281	S/ 27,611
Percentage expected credit loss	79.30%	71.60%
Stage 3 [member] | Leaseholds and Real Estate Activities [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 3,758	S/ 5,972
Expected credit loss	S/ 2,957	S/ 4,404
Percentage expected credit loss	78.70%	73.70%
Stage 3 [member] | Construction And Infrastructure [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 21,022	S/ 21,834
Expected credit loss	S/ 10,446	S/ 8,462
Percentage expected credit loss	49.70%	38.80%
Stage 3 [member] | Others [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 278,843	S/ 351,140
Expected credit loss	S/ 121,106	S/ 167,537
Percentage expected credit loss	43.40%	47.70%